Stockholders' Deficit (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Balance (in shares)	1,617,500	2,767,500	0
Options Granted (in shares)	0	0	2,767,500
Options Exercised (in shares)	0	0	0
Options Forfeited/Cancelled (in shares)	(100,000)	(1,150,000)	0
Options Balance (in shares)	1,567,500	1,617,500	2,767,500
Options exercisable, (in shares)	1,567,500	1,617,500
Grant date fair value of options granted - 2010			$ 630,990
Weighted average grant date fair value 2010			$ 0.50
Outstanding options held by related parties	1,000,000	2,000,000
Outstanding options held by related parties Options		1,000,000
Exercisable options held by related parties - 2012, Options	1,000,000	1,000,000	2,000,000
Weighted Average Exercise Price Balance (in dollars per share)	$ 0.50	$ 0.50	$ 0
Weighted Average Exercise Price Granted (in dollars per share)			$ 0.50
Weighted Average Exercise Price Exercised (in dollars per share)			$ 0
Weighted Average Exercise Price Forfeited/Cancelled (in dollars per share)	$ 0.50	$ 0.50	$ 0
Weighted Average Exercise Price Balance (in dollars per share)	$ 0.50	$ 0.50	$ 0.50
Weighted Average Exercise Price exercisable (in dollars per share)	$ 0.50	$ 0.50
Balance - December 31, 2011, Weighted Average Remaining Contractual Life	2 years 9 months	3 years 3 months	4 years 3 months
Weighted Average Remaining Contractual Life Granted (years)			4 years 3 months
Weighted Average Remaining Contractual Life Exercised (years)			0 years
Weighted Average Remaining Contractual Life Forfeited/Cancelled (years)			0 years
Balance - June 30, 2012 - outstanding, Weighted Average Remaining Contractual Life	2 years 9 months	3 years 3 months	4 years 3 months
Weighted Average Remaining Contractual Life exercisable (years)	2 years 9 months	3 years 3 months
Aggregate Intrinsic Value	0		0
Aggregate Intrinsic Value	0	0
Aggregate Intrinsic Value exercisable Balance	$ 0	$ 0